Shareholders' Equity (Tables)	6 Months Ended
Sep. 30, 2025
Common stock [Member]
Statement1 [Line Items]
Number of Shares
The number of issued shares of common stock and common stock held by the Company at September 30, 2025 and March 31, 2025 was as follows:

	At September 30, 2025	At March 31, 2025
Shares outstanding	3,857,407,640	3,884,445,458
Shares in treasury	10,689,630	10,651,848

Preferred stock [Member]
Statement1 [Line Items]
Number of Shares
The following table shows the number of shares of preferred stock at September 30, 2025 and March 31, 2025.

	At September 30, 2025		At March 31, 2025
	Authorized	Issued	Authorized	Issued
Type 5 preferred stock	167,000	—	167,000	—
Type 7 preferred stock	167,000	—	167,000	—
Type 8 preferred stock	115,000	—	115,000	—
Type 9 preferred stock	115,000	—	115,000	—